Accounts Receivable (Allowance for doubtful accounts) (Details) - USD ($) $ in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2014	Aug. 31, 2014	Dec. 31, 2015	Dec. 31, 2013
Allowance for Credit Losses on Financing Receivables [Line Items]
Allowance for Doubtful Accounts Receivable	$ 521		$ 3,982
Allowance for Doubtful Accounts Receivable, Additions Charged to Costs and Expenses	360		716
Allowance for Doubtful Accounts Receivable, Write-offs	321		774
Allowance for Doubtful Accounts Acquired through Business Acquisitions	3,422		0
Allowance for Doubtful Accounts Receivable	3,982	$ 521	$ 3,924
Predecessor [Member]
Allowance for Credit Losses on Financing Receivables [Line Items]
Allowance for Doubtful Accounts Receivable	$ 521	323		$ 103
Allowance for Doubtful Accounts Receivable, Additions Charged to Costs and Expenses		270		360
Allowance for Doubtful Accounts Receivable, Write-offs		72		140
Allowance for Doubtful Accounts Acquired through Business Acquisitions		0		0
Allowance for Doubtful Accounts Receivable		$ 521		$ 323